Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Tax benefit of loss carryforward	$ 41,468	$ 20,275	$ 22,512
Tax benefit of expenditure pools	0	13,415	14,555
Deferred acquisition costs	6,917	6,009	5,861
Unrealized losses on remeasurement of investments	15,228	10,478	8,912
Other assets tax value in excess of book value	2,905	10,284	5,323
Net deferred tax assets	66,518	60,461	57,163
Valuation allowance	(57,729)	(44,604)	(45,539)
Total deferred tax assets, net of valuation allowance	8,789	15,857	11,624
Liabilities
Deferred Tax Liabilities, Deferred Expense, Reserves and Accruals	(2,817)	(12,172)	(9,826)
Deferred Tax Liabilities, Other	(5,972)	(1,389)	(445)
Deferred Tax Liabilities, Gross	(8,789)	(13,561)	(10,271)
Deferred Tax Assets, Net, Total	$ 0	$ 2,296	$ 1,353